Related Party Balances and Transactions (Details Narrative) - HDSI [Member] - CAD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Jul. 31, 2018
DisclosureOfRelatedPartyTransactionsAbstractLineItems [Line Items]
Repayment of related party debt	$ 3,086,089
Cash payment	$ 180,207	$ 180,207
Number of common shares	600,000